Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Trading Equity:
Options purchased, premiums paid	$ 5,205	$ 4,000
LIABILITIES
Options written, premiums received	10,715	7,425
PARTNERS' CAPITAL
Limited Partners, Units (in units)	5,437,265.572	6,431,165.896
General Partner, Units (in units)	71,855.857	71,855.857
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Trading Equity:
Options purchased, premiums paid	0	267,400
LIABILITIES
Options written, premiums received	$ 0	$ 58,237
PARTNERS' CAPITAL
Limited Partners, Units (in units)	5,973,858.709	7,633,482.867
General Partner, Units (in units)	73,202.055	82,901.055
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
PARTNERS' CAPITAL
Limited Partners, Units (in units)	4,425,308.924	5,113,735.708
General Partner, Units (in units)	51,130.223	55,905.223